Segmented Information - Schedule of Information with Respect to Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Equity loss	$ 211	$ 196	$ 151
Adjusted EBIT	2,632	2,065	1,658
Other (expense) income, net	(64)	(144)	108
Interest expense, net	(29)	(16)	(16)
Income from operations before income taxes	2,539	1,905	1,750
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIT	2,632	2,065	1,658
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBIT	79	36
Operating Segments [Member] | Corporate and Other [Member] | E-Car [Member]
Segment Reporting Information [Line Items]
Equity loss			$ 35